Sale of Freeline Therapeutics GmbH (Tables)	6 Months Ended
Jun. 30, 2023
Discontinued Operations and Disposal Groups [Abstract]
Summary of Company's Book Value of Assets and Liabilities Sold	he table below sets forth the book value of the Freeline Therapeutics GmbH assets and liabilities sold along with the calculation of the gain on sale based on the cash consideration received.

(in thousands)
Book value of assets sold
Cash and cash equivalents	$1,015
Prepaid expenses and other current assets	414
Property and equipment, net	5,470
Operating lease right of use assets	8,455
Other non-current assets	3
Amounts attributable to assets sold	15,357
Book value of liabilities sold
Accounts payable	230
Accrued expenses and other current liabilities	1,430
Operating lease liabilities, current	869
Operating lease liabilities, non-current	8,044
Amounts attributable to liabilities sold	10,573
Total identifiable net assets sold	4,784
Less: accumulated other comprehensive loss	(155)
Consideration, inclusive of cash transferred	25,218
Gain on sale of Freeline Therapeutics GmbH	$20,279